Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (10.2%)
Alphabet, Inc. - Class A	26,779	7,700
Meta Platforms, Inc. - Class A	9,384	5,369
The Walt Disney Co.	31,126	3,000

Total		16,069

Consumer Discretionary (13.6%)
Amazon.com, Inc. *	40,491	8,433
AutoZone, Inc. *	464	1,567
Chipotle Mexican Grill, Inc. *	15,556	498
DoorDash, Inc. - Class A *	4,293	644
Lowe’s Companies, Inc.	16,468	3,891
Marriott International, Inc.	1,861	609
McDonald’s Corp.	11,817	3,673
Tesla, Inc. *	5,237	1,947

Total		21,262

Consumer Staples (2.8%)
Mondelez International, Inc.	19,839	1,144
Walmart, Inc.	25,743	3,199

Total		4,343

Energy (3.0%)
Baker Hughes Co.	46,088	2,813
ConocoPhillips	13,892	1,834

Total		4,647

Financials (14.4%)
American Express Co.	12,410	3,754
Arthur J. Gallagher & Co.	12,179	2,638

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
Blackstone, Inc.	15,723	1,808
Mastercard, Inc. - Class A	9,247	4,620
Morgan Stanley	16,059	2,643
The Progressive Corp.	7,275	1,442
U.S. Bancorp	13,641	710
Wells Fargo & Co.	62,244	4,955

Total		22,570

Health Care (9.1%)
AbbVie, Inc.	12,090	2,629
Boston Scientific Corp. *	11,466	720
Edwards Lifesciences Corp. *	18,439	1,477
Eli Lilly & Co.	3,039	2,795
Medtronic PLC	21,910	1,899
Regeneron Pharmaceuticals, Inc.	1,665	1,286
Stryker Corp.	7,186	2,361
Vertex Pharmaceuticals, Inc. *	2,665	1,190

Total		14,357

Industrials (8.2%)
Carrier Global Corp.	10,355	583
Deere & Co.	2,080	1,172
Eaton Corp. PLC	7,524	2,691
Howmet Aerospace, Inc.	8,188	1,887
Northrop Grumman Corp.	4,049	2,762
Trane Technologies PLC	5,773	2,406
United Rentals, Inc.	1,892	1,379

Total		12,880

Common Stocks (99.4%)	Shares/ Par +	Value $ (000’s)
Information Technology (31.7%)
Amphenol Corp.	11,089	1,401
Apple, Inc.	43,998	11,166
ASML Holding NV	963	1,272
Broadcom, Inc.	16,405	5,078
Intuit, Inc.	6,441	2,785
Micron Technology, Inc.	4,833	1,633
Microsoft Corp.	16,385	6,065
NVIDIA Corp.	80,983	14,124
NXP Semiconductors NV	12,541	2,469
Oracle Corp.	15,582	2,292
ServiceNow, Inc. *	1,617	169
Western Digital Corp.	4,389	1,187

Total		49,641

Materials (1.0%)
Vulcan Materials Co.	6,029	1,642

Total		1,642

Real Estate (0.8%)
Prologis, Inc.	9,807	1,296

Total		1,296

Utilities (4.6%)
Entergy Corp.	15,220	1,710
NextEra Energy, Inc.	41,557	3,860
The Southern Co.	16,488	1,591

Total		7,161

Total Common Stocks (Cost: $137,562)		155,868

Total Investments (99.4%) (Cost: $137,562)@		155,868

Other Assets, Less Liabilities (0.6%)		940

Net Assets (100.0%)		156,808

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $137,562 and the net unrealized appreciation of investments based on that cost was $18,306 which is comprised of $25,037 aggregate gross unrealized appreciation and $6,731 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$155,868	$—	$—

Total Assets:	$155,868	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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